Concentrations	12 Months Ended
Dec. 31, 2015
Concentrations [Abstract]
Concentrations

Note 9. Concentrations

At December 31, 2015 and 2014, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”). Currently, the Company is covered up to $1,000,000 by the SIPC and at times maintains cash balances in excess of the SIPC coverage.